Accounts and Other Receivables	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Accounts and Other Receivables
ACCOUNTS AND OTHER RECEIVABLES

As of March 31, 2017 and December 31, 2016, accounts and other receivables consisted of the following (in millions):

	March 31,	December 31,
	2017	2016
Trade receivable	$92	$88
Other accounts receivable	9	2
Total accounts and other receivables	$101	$90

Pursuant to the accounts agreement entered into with the collateral trustee for the benefit of our debt holders, we are required to deposit all cash received into reserve accounts controlled by the collateral trustee.  The usage or withdrawal of such cash is restricted to the payment of liabilities related to the Liquefaction Project and other restricted payments. As of March 31, 2017 and December 31, 2016, substantially all of our trade receivable balance was from two SPA customers.

ACCOUNTS AND OTHER RECEIVABLES

As of December 31, 2016 and 2015, accounts and other receivables consisted of the following (in thousands):

	December 31,
	2016	2015
Trade receivable	$87,555	$—
Other accounts receivable	2,174	577
Total accounts and other receivables	$89,729	$577

Pursuant to the accounts agreement entered into with the collateral trustee for the benefit of our debt holders, we are required to deposit all cash received into reserve accounts controlled by the collateral trustee.  The usage or withdrawal of such cash is restricted to the payment of liabilities related to the Liquefaction Project and other restricted payments. As of December 31, 2016, approximately 99% of our trade receivable balance was from two SPA customers.